Investment Objectives and Goals - Roundhill Daily 2X Long Meme Stock ETF	Nov. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Daily 2X Long Meme Stock ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (2X) the daily performance of the Meme Stock ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.